Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies [Line Items]
Summary of Significant Accounting Policies

2.      Summary of Significant Accounting Policies

Foreign Currency

The functional currency of the Group is the U.S. dollar. Transactions denominated in currencies other than the U.S. dollar are remeasured using end-of-period exchange rates or exchange rates prevailing at the date of the transaction, and the resulting gains or losses are recognized as a component of operating expenses.

Fair Value Measurements

The carrying amounts of the Company’s financial instruments, which include cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities, lease liabilities, and other liabilities approximated their fair values at June 30, 2022 and December 31, 2021.

The Company evaluates the estimated fair value of financial instruments using available market information and management’s estimates. The use of different market assumptions and/or estimation methodologies could have a significant impact on the estimated fair value amounts. See Note 13 for further details.

Concentration Risk

A meaningful portion of the Company’s revenue (and a substantial portion of the Company’s net cash from operations that it can freely access) is attributable to Service Agreements with a few customers. The Service Agreements are perpetual in nature. See Note 14 for further details.

Revenue Recognition

Revenues are recognized when the control of promised services is transferred to a customer, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those services. Sales tax and other similar taxes are excluded from revenues.

The Company derives revenues primarily from:

•        Advertising fees

•        Licensing fees and other

Revenues from advertising and licensing fees are generated primarily by delivering content either via the Company’s own or third-party platforms. Advertising revenue customers pay on a cost-per-click or cost-per-view basis, which means that the Company is paid only when a user clicks or views an advertisement. Therefore, these revenues are recognized when a user engages with the advertisement, such as when a user clicks or views the advertisement, or when the advertisement is displayed. Licensing fees are charged on a per video or a flat-fee or monthly basis, and recognized as the related performance obligations are satisfied.

To achieve the core principle of this new standard, the Group applies the following steps:

1. Identification of the contract, or contracts, with the customer

The Company determines to have a contract with a customer when the contract is approved, the Company can identify each party’s rights regarding the services to be transferred, the Company can identify the payment terms for the services, the Company has determined the customer has the ability and intent to pay and the contract has commercial substance.

2. Identification of the performance obligations in the contract

Performance obligations promised in a contract are identified based on the services and the products that will be transferred to the customer that are both capable of being distinct, whereby the customer can benefit from the service either on its own or together with other resources that are readily available from third parties or from the Company, and are distinct in the context of the contract, whereby the transfer of the services and the products is separately identifiable from other promises in the contract. The Company’s performance obligations consist of (i) providing a hosting platform for advertisements, and (ii) licensing of Rumble player.

3. Determination of the transaction price

The transaction price is determined based on the consideration to which the Company expects to be entitled in exchange for transferring services to the customer.

4. Allocation of the transaction price to the performance obligations in the contract

If the contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. Contracts that contain multiple performance obligations require an allocation of the transaction price to each performance obligation based on a relative stand-alone selling price (“SSP”). SSP is determined by allocating the transaction price to each performance obligation in an amount that depicts the amount of consideration the Company expects to be entitled to in exchange for transferring those services to the customer.

5. Recognition of the revenue when, or as, the Company satisfies each performance obligation

Revenue is recognized at the time the related performance obligation is satisfied by transferring the control of the promised service to a customer in an amount that reflects the consideration that the Company expects to receive in exchange for those services.

Licensing Fees and Other

Under bulk license agreements, the Company’s obligations include hosting the content libraries for access and searching by the customer, updating the libraries with new content provided by the content owner, and making videos selected by the customer available for download, throughout the term of the contract.

These services are billed based on the access to the content regardless of the number of videos downloaded. All of these services are highly interdependent as the customer’s ability to derive its intended benefit from the contract depends on the entity transferring both the access to the content library overtime and making the videos available as and when required by the customer for download. These services therefore constitute a single performance obligation comprised of a series of distinct services transferred to the customer in a similar manner throughout the contract term. The predominant item in the single performance obligation is a license providing a right to access the content library throughout the license period. For these arrangements, the Company recognizes the total fixed fees under the contract as revenue ratably over the term of the contract as the performance obligation is satisfied, as this best depicts the pattern of control transfer.

For license agreements related to the Rumble player, the Company’s obligations include providing access to the current version the Rumble player throughout the term of the contract. As part of this arrangement, the customer is required to use the most current version of the player and therefore, the utility of the player to the customer is significantly affected by Rumble’s ongoing activities to maintain and support the player. Revenue is therefore recognized ratably over the term of the contract. In addition, certain arrangements related to the license of the Rumble player include the monetization of content. In these arrangements, Rumble will manage the provision of services to ad providers and share the revenues with the customers. This revenue is recognized over time as user views occur.

Other revenues include fees earned from tipping features within the Company’s platform as well as certain cloud, subscription, provision of one-time content, and professional services. Fees from tipping features are recognized at a point in time when a user tips on the platform. Both cloud and subscription services are recognized over time for the duration of the contract. Revenues related to provision of one-time content and professional services have stand-alone functionality to the customer and are recognized at a point in time as services are provided.

Variable Consideration

Advertising revenues are based on user engagements. Revenue is recorded at the sales price, which is the transaction price, and includes estimates of variable consideration. The amount of variable consideration that is included in the transaction price is constrained as it is based on number of views and/or clicks that will occur, and is included in the sales price only to the extent that it is probable that a significant reversal in the amount of the cumulative revenue will not occur when the uncertainty is resolved. Further, given that the cost-per-click and/or cost-per-view may vary based on the location of the user, the revenue per click/view is also not determinable until it occurs, and therefore, constrained. Given that the transaction price is specifically related to the performance obligation of providing an advertisement hosting platform that can be viewed and/or clicked by users and the amount of consideration expected by the Company is in exchange for providing these services, advertising revenues are recognized as usage occurs over the term of the advertising contract in line with ASC 606-10-32-40.

Further, the Company may enter into certain licensing arrangements where consideration may be paid in exchange for rights to monetize content, and therefore, total consideration to be received by the Company may be variable in nature. The Company recognizes this non-cash consideration as a contingent payment, and therefore, does not recognize fair value of the user views promised in these arrangements until control over the content is transferred over to the Company. Further, the usage-based royalty exemption has been taken by the Company for these arrangements.

Costs to Obtain a Contract

The Company expenses sales commissions when incurred when the amortization period would have been one year or less. These costs are recorded within sales and marketing expenses.

Principal vs Agent

The Company has taken the position as a principal for both advertising and licensing and other revenues, and therefore recognizes revenues on a gross basis, as it has control over both the content that is monetized as well as the platform over which the content is displayed. Further, the Company manages the monetization of content, has discretion over pricing, bears inventory risk and is the only party to the contract with its customers.

Practical Expedients and Exemptions

The Company does not disclose the value of unsatisfied performance obligations for contracts with an original expected length of one year or less and for contracts for which revenue is recognized at the amount to which the Company has the right to invoice for services performed.

Costs of Revenues

Costs of revenues primarily consist of costs related to obtaining, supporting and hosting the Company’s product offerings. These costs include content acquisition costs primarily related to payments to content providers from whom videos and other content are licensed; fees are paid to these providers based on revenues generated. Other fees may also be paid to licensees as part of licensing arrangements discussed above. Other costs of revenues include third-party service provider costs such as data center and networking, as well as staffing costs directly related to professional services fees. On January 1, 2022, the Company changed its accounting policy to include amortization and depreciation in the cost of revenues. This change in accounting policy has been applied retrospectively in these financial statements. During the three and six months ended June 30, 2022, the Company allocated amortization and depreciation of $216,414 and $386,901, respectively. During the three and six months ended June 30, 2021, the Company allocated amortization and depreciation of $nil and $nil, respectively.

Deferred Revenue

The Company records amounts that have been invoiced to its clients in either deferred revenue or revenue depending on whether the revenue recognition criteria described above have been met. Deferred revenue includes payments received in advance of performance under the contract.

Contract Assets

The adoption of Topic 606 for revenue recognition included adoption of Subtopic 340-40, Other Assets and Deferred Costs — Contracts with Customers, which requires deferral of the incremental costs of obtaining a contract with a customer. The Company does not have significant contract assets.

Marketing Costs

All marketing costs are expensed as incurred and are included in operating expenses on the condensed consolidated interim statement of comprehensive loss.

Warranties

The Company’s cloud services and software are generally warranted to perform materially in accordance with user expectation under normal use and circumstances. Warranties may not be purchased separately from services, and only provide assurance that the services comply with agreed-upon specifications. The Company has entered into service-level agreements with substantially all of its cloud services customers warranting defined levels of uptime reliability and performance, and permitting those customers to receive credits if the Company fails to meet those levels.

Comprehensive Income (Loss)

ASC 220, Comprehensive Income, establishes standards for reporting and displaying comprehensive loss and its components in the financial statements. Comprehensive loss consists of net loss and other comprehensive loss.

Interest in a Joint Venture

One of the Group’s subsidiaries has a 30% membership interest in a joint venture based in Florida, USA named Liberatio Special Ventures LLC (“Liberatio”). Liberatio is involved in the development and operation of an ecosystem, intended to provide customers with the ability to process payments and engage in other related value-driven activities. The Group’s interest in Liberatio is accounted for using the equity method in the financial statements.

2.      Summary of Significant Accounting Policies

Foreign Currency

The functional currency of the Company and its U.S. subsidiaries is the U.S. dollar. Transactions denominated in currencies other than the U.S. dollar are remeasured using end-of-period exchange rates or exchange rates prevailing at the date of the transaction, and the resulting gains or losses are recognized as a component of operating expenses.

Fair Value Measurements

The carrying amounts of the Company’s financial instruments, which include cash and cash equivalents, accounts receivable, bank indebtedness, accounts payable and accrued liabilities, lease liabilities, long-term debt, and other liabilities approximated their fair values at December 31, 2021 and 2020.

The Company evaluates the estimated fair value of financial instruments using available market information and management’s estimates. The use of different market assumptions and/or estimation methodologies could have a significant impact on the estimated fair value amounts. See Note 15 for further details.

Concentration Risk

A meaningful portion of the Company’s revenue (and a substantial portion of the Company’s net cash from operations that it can freely access) is attributable to a single Service Agreement with one customer. The Service Agreement is perpetual in nature. See Note 16 for further details.

Revenue Recognition

Revenues are recognized when the control of promised services is transferred to a customer, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those services. Sales tax and other similar taxes are excluded from revenues.

The Company derives revenues primarily from:

•        Advertising fees

•        Licensing fees and other

Revenues from advertising and licensing fees are generated primarily by delivering content either via the Company’s own or third-party platforms. Advertising revenue customers pay on a cost-per-click or cost-per-view basis, which means that the Company is paid only when a user clicks or views an advertisement. Therefore, these revenues are recognized when a user engages with the advertisement, such as when a user clicks or views the advertisement, or when the advertisement is displayed. Licensing fees are charged on a per video or a flat-fee or monthly basis, and recognized as the related performance obligations are satisfied.

To achieve the core principle of this new standard, the Group applies the following steps:

1.      Identification of the contract, or contracts, with the customer

The Company determines to have a contract with a customer when the contract is approved, the Company can identify each party’s rights regarding the services to be transferred, the Company can identify the payment terms for the services, the Company has determined the customer has the ability and intent to pay and the contract has commercial substance.

2.      Identification of the performance obligations in the contract

Performance obligations promised in a contract are identified based on the services and the products that will be transferred to the customer that are both capable of being distinct, whereby the customer can benefit from the service either on its own or together with other resources that are readily available from third parties or from the Company, and are distinct in the context of the contract, whereby the transfer of the services and the products is separately identifiable from other promises in the contract. The Company’s performance obligations consist of (i) providing a hosting platform for advertisements, and (ii) licensing of Rumble player.

3.      Determination of the transaction price

The transaction price is determined based on the consideration to which the Company expects to be entitled in exchange for transferring services to the customer.

4.      Allocation of the transaction price to the performance obligations in the contract

If the contract contains a single performance obligation, the entire transaction price is allocated to the single performance obligation. Contracts that contain multiple performance obligations require an allocation of the transaction price to each performance obligation based on a relative stand-alone selling price (“SSP”). SSP is determined by allocating the transaction price to each performance obligation in an amount that depicts the amount of consideration the Company expects to be entitled to in exchange for transferring those services to the customer.

5.      Recognition of the revenue when, or as, the Company satisfies each performance obligation

Revenue is recognized at the time the related performance obligation is satisfied by transferring the control of the promised service to a customer in an amount that reflects the consideration that the Company expects to receive in exchange for those services.

Licensing Fees and Other

Under bulk license agreements, the Company’s obligations include hosting the content libraries for access and searching by the customer, updating the libraries with new content provided by the content owner, and making videos selected by the customer available for download, throughout the term of the contract.

These services are billed based on the access to the content regardless of the number of videos downloaded. All of these services are highly interdependent as the customer’s ability to derive its intended benefit from the contract depends on the entity transferring both the access to the content library overtime and making the videos available as and when required by the customer for download. These services therefore constitute a single performance obligation comprised of a series of distinct services transferred to the customer in a similar manner throughout the contract term. The predominant item in the single performance obligation is a license providing a right to access the content library throughout the license period. For these arrangements, the Company recognizes the total fixed fees under the contract as revenue ratably over the term of the contract as the performance obligation is satisfied, as this best depicts the pattern of control transfer.

For license agreements related to the Rumble player, the Company’s obligations include providing access to the current version the Rumble player throughout the term of the contract. As part of this arrangement, the customer is required to use the most current version of the player and therefore, the utility of the player to the customer is significantly affected by Rumble’s ongoing activities to maintain and support the player. Revenue is therefore recognized ratably over the term of the contract. In addition, certain arrangements related to the license of the Rumble player include the monetization of content. In these arrangements, Rumble will manage the provision of services to ad providers and share the revenues with the customers. This revenue is recognized over time as user views occur.

Other revenues include fees earned from tipping features within the Company’s platform as well as certain cloud and subscription services. Fees from tipping features are recognized at a point in time when a user tips on the platform. Both cloud and subscription services are recognized over time for the duration of the contract.

Variable Consideration

Advertising revenues are based on user engagements. Revenue is recorded at the sales price, which is the transaction price, and includes estimates of variable consideration. The amount of variable consideration that is included in the transaction price is constrained as it is based on number of views and/or clicks that will occur, and is included in the sales price only to the extent that it is probable that a significant reversal in the amount of the cumulative revenue will not occur when the uncertainty is resolved. Further, given that the cost-per-click and/or cost-per-view may vary based on the location of the user, the revenue per click/view is also not determinable until it occurs, and therefore, constrained. Given that the transaction price is specifically related to the performance obligation of providing an advertisement hosting platform that can be viewed and/or clicked by users and the amount of consideration expected by the Company is in exchange for providing these services, advertising revenues are recognized as usage occurs over the term of the advertising contract in line with ASC 606-10-32-40.

Further, the Company may enter into certain licensing arrangements where consideration may be paid in exchange for rights to monetize content, and therefore, total consideration to be received by the Company may be variable in nature. The Company recognizes this non-cash consideration as a contingent payment, and therefore, does not recognize fair value of the user views promised in these arrangements until control over the content is transferred over to the Company. Further, the usage-based royalty exemption has been taken by the Company for these arrangements.

Costs to Obtain a Contract

The Company expenses sales commissions when incurred when the amortization period would have been one year or less. These costs are recorded within sales and marketing expenses.

Principal vs Agent

The Company has taken the position as a principal for both advertising and licensing and other revenues, and therefore recognizes revenues on a gross basis, as it has control over both the content that is monetized as well as the platform over which the content is displayed. Further, the Company manages the monetization of content, has discretion over pricing, bears inventory risk and is the only party to the contract with its customers.

Practical Expedients and Exemptions

The Company does not disclose the value of unsatisfied performance obligations for contracts with an original expected length of one year or less and for contracts for which revenue is recognized at the amount to which the Company has the right to invoice for services performed.

Costs of Revenues

Costs of revenues primarily consist of costs related to obtaining, supporting and hosting the Company’s product offerings. These costs include content acquisition costs primarily related to payments to content providers from whom videos and other content are licensed; fees are paid to these providers based on revenues generated. Other fees may also be paid to licensees as part of licensing arrangements discussed above. Other costs of revenues include third-party service provider costs such as data center and networking. The Company does not allocate any amortization or depreciation charges to its costs of revenues.

Deferred Revenue

The Company records amounts that have been invoiced to its clients in either deferred revenue or revenue depending on whether the revenue recognition criteria described above have been met. Deferred revenue includes payments received in advance of performance under the contract.

Contract Assets

The adoption of Topic 606 for revenue recognition included adoption of Subtopic 340-40, Other Assets and Deferred Costs — Contracts with Customers, which requires deferral of the incremental costs of obtaining a contract with a customer. The Company does not have significant contract assets.

Marketing Costs

All marketing costs are expensed as incurred and are included in operating expenses on the consolidated statements of comprehensive loss.

Warranties

The Company’s cloud services and software are generally warranted to perform materially in accordance with user expectation under normal use and circumstances. Warranties may not be purchased separately from services, and only provide assurance that the services comply with agreed-upon specifications. The Company has entered into service-level agreements with substantially all of its cloud services customers warranting defined levels of uptime reliability and performance, and permitting those customers to receive credits if the Company fails to meet those levels.

Income Taxes

The Company accounts for income taxes in accordance with the provisions of ASC 740, Income Taxes, which requires that the Company recognize deferred tax liabilities and assets for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred tax assets and liabilities are determined on the basis of the difference between the tax bases of assets and liabilities and their respective financial reporting amounts (“temporary differences”) at enacted tax rates in effect for the years in which the temporary differences are expected to reverse. A valuation allowance is established for deferred tax assets for which realization is uncertain.

Uncertain tax positions are accounted for in accordance with ASC 740, “Income Taxes,” which prescribes a comprehensive model for the manner in which a company should recognize, measure, present and disclose in its financial statements all material uncertain tax positions that the company has taken or expects to take on a tax return. ASC 740 applies to income taxes and is not intended to be applied by analogy to other taxes, such as sales taxes, value-add taxes, or property taxes. The Company reviews its nexus in various tax jurisdictions and the Company’s tax positions related to all open tax years for events that could change the status of its ASC 740 liability, if any, or require an additional liability to be recorded. Such events may be the resolution of issues raised by a taxing authority, expiration of the statute of limitations for a prior open tax year or new transactions for which a tax position may be deemed to be uncertain. Those positions, for which management’s assessment is that there is more than a 50 percent probability of sustaining the position upon challenge by a taxing authority based upon its technical merits, are subjected to the measurement criteria of ASC 740. The Company records the largest amount of tax benefit that is greater than 50 percent likely of being realized upon ultimate settlement with a taxing authority having full knowledge of all relevant information. Any ASC 740 liabilities for which the Company expects to make cash payments within the next twelve months are classified as “short term.”

Stock-Based Compensation

The Company offers a stock option plan for certain of its employees, advisory board members, directors, officers and consultants under which certain stock options have been issued. The Company applies the provisions of ASC 718, Stock-based Compensation, which requires companies to measure all employee stock-based compensation awards using the fair value method. Under this method, the fair value of each option grant is estimated on the date of grant and the Company records compensation expense based on the estimated fair value over the requisite service period for each award, which generally equals the vesting period. For service-based options, the Company uses the straight-line amortization method for recognizing stock-based compensation expense over the requisite service period.

Vesting period for the stock options granted is determined by the Board of Directors and the typical vesting for equity awards with service conditions is monthly vesting over three to five years. Requisite service period for Rumble’s stock options subject to service conditions is coterminous with the vesting period specific to those stock options.

The Company has also issued equity awards such as warrants, restricted stock units and/or stock options to non-employees that are subject to certain performance conditions. Typical performance condition refers to a change in control and/or the Company becoming publicly traded. Vesting condition for such equity awards is met when either the performance condition is satisfied or deemed likely to be satisfied. The Company does not have any performance-based equity awards issued to its employees.

The Company has granted a warrant to a non-employee subject only to a performance condition. Under ASC 718, the Company assesses the probability of the performance condition being achieved at each reporting date and records the compensation cost based on the probability of the performance condition being met. Performance condition was met as of December 31, 2021.

The Company values stock options and warrants using the Black-Scholes option pricing model. The use of this valuation model involves assumptions that are judgmental and highly sensitive in the determination of compensation expense and include the share price, the expected life of the option and the share price volatility.

When options or warrants are exercised, the corresponding additional paid-in capital and the proceeds received by the Company are credited to share capital. If stock options are repurchased, the excess of the consideration paid over the carrying amount of the stock or stock options repurchased is charged to additional paid-in capital and/or deficit.

Comprehensive Loss

ASC 220, Comprehensive Income, establishes standards for reporting and displaying comprehensive loss and its components in the financial statements. Comprehensive loss consists of net loss and other comprehensive loss.

Loss per Share

The Company calculates basic and diluted net loss per common share by dividing the net loss by the number of common shares outstanding during the period. The Company has excluded other potentially dilutive shares, which include warrants to purchase common shares and outstanding stock options, from the number of common shares outstanding as their inclusion in the computation for all periods would be anti-dilutive due to net losses incurred.

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less at the date of purchase to be cash equivalents. Management determines the appropriate classification of investments at the time of purchase and re-evaluates such determination at each balance sheet date.

Cash and cash equivalents primarily consist of cash on deposit with banks and amounts held in interest-bearing money market accounts. Cash equivalents are carried at amortized cost, which approximates their fair market value.

Additionally, the Company had a line of credit available, and the amount outstanding has been recorded as bank indebtedness. Bank indebtedness is carried at amortized cost.

Accounts Receivable and Allowance for Cumulative Expected Credit Losses

Accounts receivable includes current outstanding invoices billed to customers due under customary trade terms. The term between invoicing and when payment is due is not significant.

The Company maintains an allowance for credit losses for accounts receivable, which is recorded as an offset to accounts receivable and changes in such are classified as general and administrative expense in the consolidated statements of comprehensive loss. Collectability is assessed by reviewing accounts receivable on a collective basis where similar characteristics exist and on an individual basis when specific customers are identified with known disputes or collectability issues. In determining the amount of the allowance for credit losses, the Company considers historical collectability based on past due status, customer-specific information, market conditions, and reasonable and supportable forecasts of future economic conditions to inform adjustments to historical loss data.

For the year ended December 31, 2021, the Company considered the impact of COVID-19 on its assessment of expected credit and collectability trends. Volatility in market conditions and evolving credit trends are difficult to predict and may cause variability and volatility that may have a material impact on the allowance for credit losses in future periods. The allowance for credit losses at December 31, 2021 was $nil (2020 - $nil).

Capital Assets

Capital assets are stated at cost, net of accumulated depreciation. Depreciation is computed on a straight-line basis over the estimated useful lives of the assets, which is generally as follows:

Useful Lives
Computer hardware	5 years
Furniture and fixtures	5 years
Leasehold improvements	Lesser of useful life or term of lease

Expenditures for maintenance and repairs are expensed as incurred.

Right-of-Use Assets and Lease Liabilities

The Company accounts for its right-of-use assets and lease liabilities in accordance with ASC 842, Leases. For further discussion of the Company’s accounting policies related to right-of-use assets and lease liabilities, see Note 7.

Business Combinations

The Company’s business combinations are accounted for under the acquisition method. Management allocates the fair value of purchase consideration to the tangible and intangible assets acquired and liabilities assumed based on their estimated fair value. The excess of the fair value of purchase consideration over the fair values of these identifiable assets and liabilities is recorded as goodwill. Such valuation require management to make significant judgment and estimates including the selection of valuation methodologies, future expected cash flows, discount rates, and useful lives. The Company’s estimates of fair value are based on assumptions believed to be reasonable, but which are inherently uncertain and, as a result, actual results may differ from estimates.

Goodwill

Goodwill represents the excess of the purchase price of an acquired business over the fair value of the net tangible and identifiable intangible assets acquired. The carrying amount of goodwill is reviewed for impairment at least annually, or whenever events or changes in circumstances indicate that the carrying value may not be recoverable. For its annual goodwill impairment test in all periods to date, the Company has operated under one reporting unit and the fair value of its reporting unit has been determined by the Group’s enterprise value. The Group performs its annual goodwill impairment test during the fourth fiscal quarter.

For its annual impairment test performed in the fourth quarter of fiscal 2021, the Group completed a quantitative assessment and determined that there was no impairment of goodwill.

Intangible Assets

Intangible assets acquired through business combination are recorded at their respective estimated fair values upon acquisition close. Other intangible assets acquired through asset acquisition are carried at cost, net of accumulated amortization. Depreciation is computed on a straight-line basis over the estimated useful lives of the intangible assets, which is generally as follows:

Useful Lives
Intellectual property	Indefinite
Domain name	15 years
Brand	10 years
Technology	5 years

Long-Lived Assets and Other Acquired Intangible Assets

The Company reviews long-lived assets and identifiable intangible assets for impairment when events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. During this review, the Company re-evaluates the significant assumptions used in determining the original cost and estimated lives of long-lived assets. Although the assumptions may vary from asset to asset, they generally include operating results, cash flows, and other indicators of value. Management then determines whether the remaining useful life continues to be appropriate, or whether there has been an impairment of long-lived assets based primarily upon whether expected future undiscounted cash flows are sufficient to support the assets’ recovery. If impairment exists, the Company adjusts the carrying value of the asset to fair value, generally determined using a discounted cash flow analysis.

Government Assistance

The Company makes periodic applications for financial assistance under government incentive programs. Government assistance received during the year for current expenses is included in the determination of comprehensive loss for the year.

Interest in a Joint Venture

One of the Group’s subsidiaries has a 30% membership interest in a joint venture based in Florida, USA named Liberatio Special Ventures LLC (‘Liberatio’). Liberatio is involved in the development and operation of an ecosystem, intended to provide customers with the ability to process payments and engage in other related value-driven activities. The Group’s interest in Liberatio is accounted for using the equity method in the financial statements. Liberatio was non-operational until December 31, 2021 and no amount of capital contribution was made or agreed upon by the Group’s subsidiary as of that date.

Recently Adopted Accounting Pronouncements

Effective January 1, 2020, the Company adopted ASC 326, Financial Instruments — Credit Losses: Measurement of Credit Losses on Financial Instruments, which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. This guidance replaces the existing incurred loss impairment model with an expected credit loss model, which requires the use of forward-looking information to calculate credit loss estimates and results in earlier recognition of credit losses. The Company adopted ASC 326 using the modified retrospective approach as of January 1, 2020. The cumulative effect upon adoption was not material to the financial statements.

COVID-19

On January 30, 2020, the World Health Organization (“WHO”) announced a global health emergency because of a new strain of coronavirus (the “COVID-19 Outbreak”) and the risks to the international community as the virus spreads globally. On March 11, 2020, the WHO classified the COVID-19 outbreak as a global pandemic, based on the rapid increase in exposure globally.

The Company has undertaken measures to safeguard its employees and workplaces by enabling employees to work and collaborate remotely in order to continue its operations and deliver the same level of service as it did under normal operating circumstances.

Since the COVID-19 outbreak, the Company has been able to take advantage of certain government assistance programs. The Company applied for the Canada Emergency Bank Account (“CEBA”) program, details of which are included in Note 10 of these financial statements.

The full impact of the COVID-19 outbreak continues to evolve as of the date of these financial statements. Management is actively monitoring the global situation and the resulting impact it could have on the Company’s financial condition, liquidity, operations, industry, and workforce. Management believes that the nature of its services and of the related revenues and expenses has allowed for the Company to mitigate potential negative impacts of the pandemic that have affected other businesses, such as slower cash collections and potential reductions of revenues.

CF ACQUISITION CORP. VI [Member]
Summary of Significant Accounting Policies [Line Items]
Summary of Significant Accounting Policies

Note 2 — Summary of Significant Accounting Policies

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the consolidated financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. One of the more significant accounting estimates included in these unaudited condensed consolidated financial statements is the determination of the fair value of the warrant liability and FPS liability. Such estimates may be subject to change as more current information becomes available and accordingly, the actual results could differ significantly from those estimates.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had no cash equivalents in its operating account as of both June 30, 2022 and December 31, 2021. The Company’s investments held in the Trust Account as of both June 30, 2022 and December 31, 2021 were comprised of cash equivalents.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist of cash accounts in a financial institution which, at times, may exceed the Federal Deposit Insurance Corporation maximum coverage limit of $250,000, and cash equivalents held in the Trust Account. For the three and six months ended June 30, 2022 and 2021, the Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC 820, Fair Value Measurement, approximates the carrying amounts represented in the condensed consolidated balance sheets, primarily due to their short-term nature, with the exception of the warrant and FPS liabilities.

Offering Costs Associated with the Initial Public Offering

Offering costs consisted of legal, accounting, and other costs incurred in connection with the preparation for the Initial Public Offering. These costs, together with the underwriting discount, were charged against the carrying value of the shares of Class A common stock upon the completion of the Initial Public Offering.

Warrant and FPS Liability

The Company accounts for the warrants and FPS as either equity-classified or liability-classified instruments based on an assessment of the specific terms of the warrants and FPS using applicable authoritative guidance in ASC 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants and FPS are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and meet all of the requirements for equity classification under ASC 815, including whether the warrants and FPS are indexed to the Company’s own shares of common stock and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of issuance of the warrants and execution of the FPA and as of each subsequent quarterly period end date while the warrants and FPS are outstanding. For issued or modified warrants and for instruments to be issued pursuant to the FPA that meet all of the criteria for equity classification, such warrants and instruments are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants and for the FPA instruments that do not meet all the criteria for equity classification, such warrants and instruments are required to be recorded at their initial fair value on the date of issuance, and on each balance sheet date thereafter. Changes in the estimated fair value of liability-classified warrants and the FPS are recognized on the consolidated statements of operations in the period of the change.

The Company accounts for the warrants and FPS in accordance with guidance in ASC 815-40, Derivatives and Hedging — Contracts in Entity’s Own Equity (“ASC 815-40”), pursuant to which the warrants and FPS do not meet the criteria for equity classification and must be recorded as liabilities. See Note 7 for further discussion of the pertinent terms of the warrants and Note 8 for further discussion of the methodology used to determine the fair value of the warrants and FPS.

Class A Common Stock Subject to Possible Redemption

The Company accounts for its Class A common stock subject to possible redemption in accordance with the guidance in ASC 480. Shares of Class A common stock subject to mandatory redemption (if any) are classified as liability instruments and measured at fair value. Shares of conditionally redeemable Class A common stock (including shares of Class A common stock that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control)

are classified as temporary equity. At all other times, shares of Class A common stock are classified as stockholders’ equity. All of the Public Shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, as of both June 30, 2022 and December 31, 2021, 30,000,000 shares of Class A common stock subject to possible redemption are presented as temporary equity, outside of the stockholders’ equity section of the Company’s condensed consolidated balance sheets. The Company recognizes any subsequent changes in redemption value immediately as they occur and adjusts the carrying value of redeemable Class A common stock to the redemption value at the end of each reporting period. Immediately upon the closing of the Initial Public Offering, the Company recognized the accretion from initial book value to redemption amount value of redeemable Class A common stock. This method would view the end of the reporting period as if it were also the redemption date for the security. The change in the carrying value of redeemable Class A common stock also resulted in charges against Additional paid-in capital and Accumulated deficit.

Net Income (Loss) Per Share of Common Stock

The Company complies with the accounting and disclosure requirements of ASC 260, Earnings Per Share. Net income (loss) per share of common stock is computed by dividing net income (loss) applicable to stockholders by the weighted average number of shares of common stock outstanding for the applicable periods. The Company applies the two-class method in calculating earnings per share and allocates net income (loss) pro-rata to shares of Class A common stock subject to possible redemption, nonredeemable shares of Class A common stock and shares of Class B common stock. This presentation contemplates a Business Combination as the most likely outcome, in which case all classes of common stock share pro-rata in the net income (loss) of the Company. Accretion associated with the redeemable shares of Class A common stock is excluded from earnings per share as the redemption value approximates fair value.

The Company has not considered the effect of the warrants to purchase an aggregate of 7,675,000 shares of Class A common stock sold in the Initial Public Offering and Private Placement in the calculation of diluted earnings per share, because their exercise is contingent upon future events and their inclusion would be anti-dilutive under the treasury stock method. As a result, diluted earnings per share of common stock is the same as basic earnings per share of common stock for the periods presented.

The following table reflects the calculation of basic and diluted net income (loss) per share of common stock:

	For the Three Months Ended June 30, 2022			For the Three Months Ended June 30, 2021
	Class A – Public shares	Class A – Private placement shares	Class B – Common stock	Class A – Public shares	Class A – Private placement shares	Class B – Common stock
Basic and diluted net income per share of common stock
Numerator:
Allocation of net income	$14,733,466	$343,781	$3,683,366	$1,414,376	$33,002	$353,594

Denominator:
Basic and diluted weighted average number of shares of common stock outstanding	30,000,000	700,000	7,500,000	30,000,000	700,000	7,500,000
Basic and diluted net income per share of common stock	$0.49	$0.49	$0.49	$0.05	$0.05	$0.05
	For the Six Months Ended June 30, 2022			For the Six Months Ended June 30, 2021
	Class A – Public shares	Class A – Private placement shares	Class B – Common stock	Class A – Public shares	Class A – Private placement shares	Class B – Common stock
Basic and diluted net income (loss) per share of common stock
Numerator:
Allocation of net income (loss)	$6,804,342	$158,768	$1,701,085	$(996,680)	$(23,256)	$(352,342)

Denominator:
Basic and diluted weighted average number of shares of common stock outstanding	30,000,000	700,000	7,500,000	21,215,470	495,028	7,500,000
Basic and diluted net income (loss) per share of common stock	$0.23	$0.23	$0.23	$(0.05)	$(0.05)	$(0.05)

Income Taxes

The Company complies with the accounting and reporting requirements of ASC 740, Income Taxes (“ASC 740”) which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. As both of June 30, 2022 and December 31, 2021, the Company had deferred tax assets with a full valuation allowance recorded against them.

ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by tax authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense.

No amounts were accrued for the payment of interest and penalties as of both June 30, 2022 and December 31, 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

The Company is subject to income tax examinations by major taxing authorities since inception.

The Company’s current taxable income primarily consists of interest income on investments held in the Trust Account. The Company’s general and administrative costs are generally considered start-up costs and are not currently deductible. During the three and six months ended June 30, 2022 and 2021, the Company recorded income tax expense of approximately $9,700 and $0, respectively. The Company’s effective tax rate for the three and six months ended June 30, 2022 and 2021 was 0.1% and 0%, respectively, which differs from the federal statutory rate mainly due to the change in the fair value of warrant and FPS liabilities, which is not taxable and not deductible, and start-up costs which are currently not deductible as they are deferred for tax purposes, partially offset by release of a portion of the valuation allowance against net operating losses utilized in the current year.

Recent Accounting Pronouncements

In August 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. The standard is expected to reduce complexity and improve comparability of financial reporting associated with accounting for convertible instruments and contracts in an entity’s own equity. The ASU also enhances information transparency by making targeted improvements to the related disclosures guidance. Additionally, the amendments affect the diluted EPS calculation for instruments that may be settled in cash or shares and for convertible instruments. The new standard will become effective for the Company beginning January 1, 2024, can be applied using either a modified retrospective or a fully retrospective method of transition and early adoption is permitted. Management is currently evaluating the impact of the new standard on the Company’s unaudited condensed consolidated financial statements.

The Company’s management does not believe that any other recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s unaudited condensed consolidated financial statements.

Note 2 — Summary of Significant Accounting Policies

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the consolidated financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. One of the more significant accounting estimates included in these consolidated financial statements is the determination of the fair value of the warrant liability and FPS liability. Such estimates may be subject to change as more current information becomes available and, therefore, the actual results could differ significantly from those estimates.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had no cash equivalents in its operating account as of December 31, 2021 and 2020. The Company’s investments held in the Trust Account as of December 31, 2021 were comprised of cash equivalents.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist of cash accounts in a financial institution which, at times, may exceed the Federal Deposit Insurance Corporation maximum coverage limit of $250,000, and cash equivalents held in the Trust Account. For the year ended December 31, 2021 and for the period from April 17, 2020 (inception) through December 31, 2020, the Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC 820, approximates the carrying amounts represented in the consolidated balance sheets, primarily due to their short-term nature, with the exception of the warrant and FPS liabilities.

Offering Costs Associated with the Initial Public Offering

Offering costs consisted of legal, accounting, and other costs incurred in connection with the preparation for the Initial Public Offering. These costs, together with the underwriting discount, were charged against the carrying value of the shares of Class A common stock upon the completion of the Initial Public Offering.

Warrant and FPS Liability

The Company accounts for the warrants and FPS as either equity-classified or liability-classified instruments based on an assessment of the specific terms of the warrants and FPS using applicable authoritative guidance in ASC 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815. The assessment considers whether the warrants and FPS are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and meet all of the requirements for equity classification under ASC 815, including whether the warrants and FPS are indexed to the Company’s own shares of common stock and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of issuance of the warrants and execution of the FPA and as of each subsequent quarterly period end date while the warrants and FPS are outstanding. For issued or modified warrants and for instruments to be issued pursuant to the FPA that meet all of the criteria for equity classification, such warrants and instruments are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants and for the FPA instruments that do not meet all the criteria for equity classification, such warrants and instruments are required to be recorded at their initial fair value on the date of issuance, and on each balance sheet date thereafter. Changes in the estimated fair value of liability-classified warrants and the FPS are recognized on the consolidated statements of operations in the period of the change.

The Company accounts for the warrants and FPS in accordance with guidance in ASC 815-40, pursuant to which the warrants and FPS do not meet the criteria for equity classification and must be recorded as liabilities. See Note 7 for further discussion of the pertinent terms of the warrants and Note 9 for further discussion of the methodology used to determine the fair value of the warrants and FPS.

Class A Common Stock Subject to Possible Redemption

The Company accounts for its Class A common stock subject to possible redemption in accordance with the guidance in ASC 480. Shares of Class A common stock subject to mandatory redemption (if any) are classified as liability instruments and measured at fair value. Shares of conditionally redeemable Class A common stock (including shares of Class A common stock that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, shares of Class A common stock are classified as stockholders’ equity. All of the Public Shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, as of December 31, 2021 and 2020, 30,000,000 and 0 shares of Class A common stock subject to possible redemption, respectively, are presented as temporary equity, outside of the stockholders’ equity section of the Company’s consolidated balance sheets. The Company recognizes any subsequent changes in redemption value immediately as they occur and adjusts the carrying value of redeemable Class A common stock to the redemption value at the end of each reporting period. Immediately upon the closing of the Initial Public Offering, the Company recognized the accretion from initial book value to redemption amount value of redeemable Class A common stock. This method would view the end of the reporting period as if it were also the redemption date for the security. The change in the carrying value of redeemable Class A common stock also resulted in charges against Additional paid-in capital and Accumulated deficit.

Net Loss Per Share of Common Stock

The Company complies with the accounting and disclosure requirements of ASC 260, Earnings Per Share. Net loss per share of common stock is computed by dividing net loss applicable to stockholders by the weighted average number of shares of common stock outstanding for the applicable periods. The Company applies the two-class method in calculating earnings per share. Accretion associated with the redeemable shares of Class A common stock is excluded from earnings per share as the redemption value approximates fair value.

The Company has not considered the effect of the warrants to purchase an aggregate of 7,675,000 shares of Class A common stock sold in the Initial Public Offering and Private Placement in the calculation of diluted earnings per share, since their inclusion would be anti-dilutive under the treasury stock method. As a result, diluted earnings per share of common stock is the same as basic earnings per share of common stock for the periods presented.

The following table reflects the calculation of basic and diluted net loss per share of common stock:

	For the Year Ended December 31, 2021			For the Period from April 17, 2020 (Inception) through December 31, 2020
	Class A – Public shares	Class A – Private placement shares	Class B – Common stock	Class A – Public shares	Class A – Private placement shares	Class B – Common stock
Basic and diluted net loss per share of common stock
Numerator:
Allocation of net loss	$(13,610,073)	$(317,568)	$(3,980,510)	$—	$—	$(1,294)
Denominator:
Basic and diluted weighted average number of shares of common stock outstanding	25,643,836	598,356	7,500,000	—	—	7,500,000
Basic and diluted net loss per share of common stock	$(0.53)	$(0.53)	$(0.53)	$—	$—	$(0.00)

Income Taxes

The Company complies with the accounting and reporting requirements of ASC 740, Income Taxes (“ASC 740”) which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by tax authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense.

No amounts were accrued for the payment of interest and penalties as of December 31, 2021 and 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

The Company is subject to income tax examinations by major taxing authorities since inception.

Recent Accounting Pronouncements

In August 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. The standard is expected to reduce complexity and improve comparability of financial reporting associated with accounting for convertible instruments and contracts in an entity’s own equity. The ASU also enhances information transparency by making targeted improvements to the related disclosures guidance. Additionally, the amendments affect the diluted EPS calculation for instruments that may be settled in cash or shares and for convertible instruments. The new standard will become effective for the Company beginning January 1, 2024, can be applied using either a modified retrospective or a fully retrospective method of transition and early adoption is permitted. Management is currently evaluating the impact of the new standard on the Company’s consolidated financial statements.

The Company’s management does not believe that any other recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s consolidated financial statements.